Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 15, 2020	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2021	Aug. 31, 2017	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000221782
Account Value [Line Items]
Line Graph and Table Measure Name			Waycross Managed Risk Equity Fund
Accumulated Value		$ 10,000			$ 10,798		$ 12,037		$ 12,058		$ 14,068		$ 16,811		$ 14,900	$ 16,726	$ 19,881	$ 22,379	$ 23,079
C000221781
Account Value [Line Items]
Line Graph and Table Measure Name			Waycross Focused Core Equity Fund
Accumulated Value	$ 10,000			$ 12,620		$ 10,260		$ 12,825		$ 16,309		$ 19,619		$ 21,226
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,623		13,909		14,315		17,455		22,895		20,325	23,566	29,960	34,718	41,793
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000			$ 12,367		$ 10,978		$ 12,729		$ 16,182		$ 18,752		$ 22,574
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,821		$ 11,941		$ 12,306		$ 13,766		$ 15,816		$ 15,003	$ 16,563	$ 19,233	$ 21,206	$ 23,748